Fair Value Measurement - Schedule of Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Public Warrants | Level 1 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Public Warrants	$ 2,688	$ 7,798